Goodwill (Details) - Goodwill $ in Thousands	9 Months Ended
Sep. 30, 2024 USD ($)
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	$ 14,251
Effects of foreign exchange	69
Balance at end of period	$ 14,320